Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information related to income taxes, interest, construction in process and dividends
Supplemental cash flow information related to income taxes, interest, and capital expenditures is as follows:

	Year Ended December 31,
(in millions)	2018	2017
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$31	$15
Cash paid for interest	103	106
Non-cash investing and financing activities:
Construction in progress additions included in accounts payable	$17	$8
Turnaround additions included in accounts payable	1	3
Change in accounts payable related to construction in progress additions	9	(5)
Change in accounts payable related to turnaround additions	(2)	3
Landlord incentives for leasehold improvements	—	1